Related party transactions (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beijing Dasheng Zhixing Technology Co., Ltd
Related party transactions
Fair value of promotion	¥ 76	¥ 535